Subsidiary undertakings, joint ventures and associates	12 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Subsidiary undertakings, joint ventures and associates
16. Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2021			2020
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	341	654	995	291	317	608
Exchange adjustments	(22)	(36)	(58)	20	12	32
Additions	6	75	81	16	156	172
Capitalisation of shareholder loan to Nemo Link Limited	—	—	—	—	176	176
Share of post-tax results for the year	30	28	58	40	47	87
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(31)	(49)	(80)	(41)	(34)	(75)
Other movements¹	(96)	(34)	(130)	14	(20)	(6)
Share of net assets at 31 March	229	638	867	341	654	995
1.    Within associates, the other movements for the year primarily relates to the reclassification of an investment in an associate to financial investments.
16. Investments in joint ventures and associates continued
A list of joint ventures and associates including the name and proportion of ownership is provided in note 34. Transactions with and outstanding balances with joint ventures and associates are shown in note 31. The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments of £141 million (2020: £240 million) in relation to joint ventures.
At 31 March 2021, the Group had three material joint ventures, being its 50% equity stakes in BritNed and Nemo Link Limited (Nemo) and its 51% stake in Emerald Energy Venture LLC (Emerald). The Group has one material associate, being its 26.25% investment in Millennium Pipeline Company LLC. BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011. Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between the UK and Belgium, which became operational on 31 January 2019. BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to National Grid. Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019. Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley.
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	409	399	795	910	536	582	559	435
Cash and cash equivalents	47	54	27	33	31	26	112	66
All other current assets	24	4	24	26	8	5	12	6
Non-current liabilities	(81)	(45)	(256)	(315)	(30)	(29)	(286)	(232)
Current liabilities	(22)	(16)	(38)	(43)	(19)	(10)	(27)	(2)
Net assets	377	396	552	611	526	574	370	273
Group’s ownership interest in joint venture/associate	189	198	145	160	263	287	189	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(23)	(10)
Carrying amount of the Group’s investment	189	198	145	160	263	287	166	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	72	80	199	206	66	45	28	19
Depreciation and amortisation	(15)	(14)	(43)	(46)	(24)	(23)	(14)	(7)
Other costs	(15)	(10)	(21)	(20)	(6)	(8)	(22)	(10)
Operating profit/(loss)	42	56	135	140	36	14	(8)	2
Net interest expense	(1)	—	(18)	(22)	—	—	—	(3)
Profit/(loss) before tax	41	56	117	118	36	14	(8)	(1)
Income tax expense	(11)	(10)	—	—	(14)	(2)	—	—
Profit/(loss) for the year	30	46	117	118	22	12	(8)	(1)
Group’s share of profit/(loss)	15	23	31	31	11	6	(4)	(1)
Group adjustment: tax charge	—	—	(9)	(9)	—	—	1	—
Group’s share of post-tax results for the year	15	23	22	22	11	6	(3)	(1)
34. Subsidiary undertakings, joint ventures and associates

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2021 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons, and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US) Holdings Limited, National Grid (US) Investments 2 Limited, National Grid Hong Kong Limited, National Grid Luxembourg SARL and NGG Finance plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements.
Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown. All entities incorporated in the United States are taxed in the United States on their worldwide income other than where indicated in the footnotes below. Other entities are tax resident in their jurisdiction of incorporation other than where indicated in the footnotes below.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).

Beegas Nominees Limited
Birch Sites Limited
Carbon Sentinel Limited
Droylsden Metering Services Limited
Gridcom Limited
Icelink Interconnector Limited
Landranch Limited
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Natgrid Limited
NatGrid One Limited[1]
NatgridTW1 Limited[1]
National Grid Belgium Limited[2]*
National Grid Blue Power Limited[2]*
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Four Limited[2]*
National Grid Fourteen Limited[2]*
National Grid Gas Holdings Limited
National Grid Gas plc
National Grid Grain LNG Limited
National Grid Holdings Limited[1]
National Grid Holdings One plc
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited[1]
National Grid Metering Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited

National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Seventeen Limited[2]*
National Grid Smart Limited
National Grid Ten
National Grid Thirty Five Limited[2]*
National Grid Thirty Six Limited
National Grid Twelve Limited[1]
National Grid Twenty Eight Limited
National Grid Twenty-Five Limited[2]*
National Grid Twenty Seven Limited
National Grid Twenty Three Limited[1]
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid (US) Holdings Limited[1]
National Grid (US) Investments 2 Limited[1]
National Grid (US) Investments 4 Limited[1]
National Grid (US) Partner 1 Limited[1]
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
NGT Telecom No. 1 Limited[2]*
NGT Two Limited
Port Greenwich Limited
Stargas Nominees Limited
Supergrid Electricity Limited
Supergrid Energy Transmission Limited
Supergrid Limited
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[3]

1.    Companies where National Grid plc has issued guarantees over the liabilities of the companies as at 31 March 2021 and for which the companies are taking the exemption from the requirements of an audit for their individual financial statements as permitted by section 479A of the Companies Act.
2.    Registered office: c/o KPMG, 15 Canada Square, London E14 5GL, UK.
3.    Registered office: Shire Hall, PO Box 9, Warwick CV34 4RL, UK.

*    In liquidation.
34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued
Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Agave Solar, LLC
Altona Solar, LLC
Apple River Solar, LLC
Apple Solar, LLC
Argenta Solar, LLC
Armenia Solar, LLC
Artemisia Solar, LLC[1]
Ashland Solar, LLC
Athens Solar, LLC
Audubon Wind Farm, LLC
Autauga Solar, LLC
Baileyville Solar, LLC (previously Ellison Solar, LLC)**
Banner Solar, LLC
Bazile Creek Wind Farm, LLC
Bee Hollow Solar, LLC
Bell Plaine Solar, LLC
Benevolent Solar, LLC
Birdsong Creek Solar, LLC
Black Bear Solar, LLC
Blackhawk Solar, LLC
Blaze Solar, LLC[2]
Blevins Solar, LLC
Blue Ridge Wind, LLC
Blue Spring Solar, LLC
Blues Solar, LLC
Bluewater Solar, LLC
Boone Solar, LLC
Boston Gas Company[3]
Braeburn Solar, LLC
Bridges Solar, LLC
Brilliance Solar, LLC
British Transco Capital, Inc.[4]
British Transco Finance, Inc.[4]
Brock Solar, LLC
Broken Bridge Corp.[5]
Brook Trout Solar, LLC
BT Noble Solar, LLC[6]
Bullsnake Solar, LLC
Burley Solar, LLC
Burlington Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Caldwell Solar, LLC
Caldwell Solar II, LLC
Cameo Solar, LLC
Canary Solar, LLC
Canby Solar, LLC
Carriere Solar, LLC
Cass Wind Farm, LLC
Cattle Ridge Wind Farm 2, LLC
Cedar Grove Solar, LLC
Centennial Solar, LLC
Chewelah Solar, LLC
Clear Creek Solar, LLC
Clermont Solar, LLC
Clinton County Solar, LLC
Coles Solar, LLC
Commonwealth Solar, LLC
Compass Prairie Wind, LLC
Coneflower Solar, LLC[1]
Conestoga Wind, LLC
Copperhead Solar, LLC
Creekview Solar, LLC
Crocker Wind Farm 2, LLC
Dahlia Solar, LLC[1]
Dakota Hills Wind Farm, LLC
Day Lily Solar, LLC[1]
Deatsville Solar, LLC
Deer Trail Solar, LLC
Dodson Creek Solar, LLC[7]
Donnellson Solar, LLC
East Galesburg Solar, LLC
East Macomb Solar, LLC
Eastern Hemlock Solar, LLC
Eatonville Solar, LLC
Elba Solar, LLC
Elburn Solar, LLC
Eldena Solar, LLC
Elk Creek Solar, LLC
Elk Creek Solar 2, LLC
EUA Energy Investment Corporation[3]
Exie Solar, LLC

Falls City Solar, LLC
Fayette Solar, LLC[8]
Firstview Wind Farm, LLC
Fish Creek Solar, LLC
Forrest Solar, LLC
Fort Solar, LLC
Fowlkes Solar, LLC
Front Range Wind Farm, LLC
Fulton Solar, LLC
Gala Solar, LLC
Galesburg Solar, LLC
Gardenia Solar, LLC[1]
Genesee Solar Energy, LLC
Gillis Solar, LLC
Glenwood Solar, LLC
Golden Solar, LLC
Goldendale Solar, LLC
Goldenrod Wind Farm, LLC
Goldfinch Solar, LLC
Grand Junction Solar, LLC
Granite State Power Link LLC[4]
Grant Solar, LLC
Grant Solar 2, LLC
Grayson Solar, LLC
Greenbrier Creek Solar, LLC
Greensky Solar, LLC
Greenwood Solar, LLC
Grid NY LLC[9]
Grindstone Wind Farm, LLC[10]
Hale County Solar, LLC
Hale Solar, LLC
Hampton Solar, LLC
Hansford Energy Storage, LLC
Harmony Solar ND, LLC
Harmony Solar ND 2, LLC
Harrington Solar, LLC
Hartley Solar, LLC
Hearth Solar, LLC
Heyworth Solar, LLC
Hill River Solar, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC
Hoskins Solar, LLC
Illumination Solar, LLC
Innovation Solar, LLC
Irwin Solar, LLC
Itasca Energy Development, LLC[1]
Itasca Energy Services, LLC
Jackalope Solar, LLC
Jack Rabbit Wind, LLC
Jackson County Solar, LLC
Jantz Solar, LLC
Jonagold Solar, LLC
Junction Solar, LLC
Kankakee Solar, LLC
KeySpan CI Midstream Limited[4]
KeySpan Energy Corporation[9]
KeySpan Energy Services Inc.[4]
KeySpan Gas East Corporation[9]
KeySpan International Corporation[4]
KeySpan MHK, Inc.[4]
KeySpan Midstream Inc.[4]
KeySpan Plumbing Solutions, Inc.[9]
Kindle Solar, LLC
Kingsnake Solar, LLC
Knox Solar, LLC
KSI Contracting, LLC[4]
KSI Electrical, LLC[4]
KSI Mechanical, LLC[4]
Lake Charlotte Solar, LLC
Lake Iris Solar, LLC
Lakeside Solar, LLC
Lamdin Solar, LLC
Land Management & Development, Inc.[9]
Landwest, Inc.[9]
Lansing Solar, LLC
Lawrence Solar, LLC
Leola Wind Farm, LLC
Liberty Solar, LLC
Lilac Solar, LLC[1]
Limestone Solar, LLC
Lind Solar, LLC
Livingston County Solar, LLC
Long Mount Solar, LLC

34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued
Incorporated in the US continued

Lordsburg Solar, LLC
Louisa Solar, LLC
Lowlands Solar, LLC
Lydia Solar, LLC
Macedonia Solar, LLC
Madden Creek Solar, LLC
Marion County Solar, LLC
Massachusetts Electric Company[3]
Maverick Wind Farm, LLC
Mazon Solar, LLC
Mazon Solar 2, LLC
McFadden Solar, LLC
Meadowlands Solar, LLC
Merton Solar, LLC
Metrowest Realty LLC[4]
Miller Creek Solar, LLC
Millers Ferry Solar, LLC
Moonrise Solar, LLC
Morgan County Solar, LLC
Morning Glory Solar, LLC[1]
Mountain Laurel Solar, LLC
Muddy Creek Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[7]
Nantucket Electric Company[3]
National Grid Algonquin LLC[4]
National Grid Connect Inc.[4]
National Grid Development Holdings Corp.[4]
National Grid Electric Services LLC[9]
National Grid Energy Management LLC[4]
National Grid Energy Services LLC[4]
National Grid Energy Trading Services LLC[9]
National Grid Engineering & Survey Inc.[9]
National Grid Generation LLC[9]
National Grid Generation Ventures LLC[11]
National Grid Glenwood Energy Center, LLC[4]
National Grid IGTS Corp.[9]
National Grid Insurance USA Ltd[12]
National Grid Islander East Pipeline LLC[4]
National Grid LNG GP LLC[4]
National Grid LNG LLC[4]
National Grid LNG LP LLC[4]
National Grid Millennium LLC[4]
National Grid NE Holdings 2 LLC[3]
National Grid North America Inc.[4]
National Grid North East Ventures Inc.[4]
National Grid Partners Inc.[9]
National Grid Partners LLC[4]
National Grid Port Jefferson Energy Center LLC[4]
National Grid Renewables, LLC (previously NGV Emerald Acquisition Co., LLC)[4]
National Grid Renewables Development, LLC (previously Geronimo Energy, LLC)
National Grid Renewables E Wind, LLC (previously Geronimo E Wind LLC)[1]
National Grid Renewables Operations, LLC[4]
National Grid Renewables Projects, LLC (previously Geronimo Solar Energy, LLC)[1]
National Grid Renewables Stutsman, LLC (previously Geronimo Stutsman Wind Farm, LLC)
National Grid Services Inc.[4]
National Grid Transmission Services Corporation[3]
National Grid US 6 LLC4,†
National Grid US LLC[4]
National Grid USA[4]
National Grid USA Service Company, Inc.[3]
NEES Energy, Inc.[3]
New England Electric Transmission Corporation[5]
New England Energy Incorporated[3]
New England Hydro Finance Company, Inc. (53.704%)[3]
New England Hydro-Transmission Corporation (53.704%)[5]
New England Hydro-Transmission Electric Company, Inc. (53.704%)[3]
New England Power Company[3]
Newport America Corporation[13]
Newton Solar, LLC
NG Renewables Energy Marketing, LLC[4]
NG Renewables Energy Services, LLC
NGNE LLC[4]
NGV Emerald Energy Venture Holdings, LLC[4]
NGV OSW Holdings, LLC[4]
NGV US Distributed Energy Inc.[4]
NGV US, LLC (previously NGV Emerald Holdings, LLC)[4]
NGV US Transmission Inc.[4]
Niagara Mohawk Energy, Inc.[4]
Niagara Mohawk Holdings, Inc.[9]
Niagara Mohawk Power Corporation[9]
Niobrara Wind, LLC
NM Properties, Inc.[9]
Noble Storage, LLC
Nordic VOS, LLC
North Adair Solar, LLC
Northeast Renewable Link LLC[4]
North East Transmission Co., Inc.[4]
North Fork Wind, LLC
North Rock Solar, LLC
Onton Solar, LLC
Opinac North America, Inc.[4]
Oreana Solar, LLC
Parklawn Solar, LLC
Patriotic Solar, LLC
Pearl River County Solar, LLC
Pennington Solar, LLC
Peony Solar, LLC
Philadelphia Coke Co., Inc.[4]
Pierce County Solar, LLC
Pike County Solar, LLC
Pinon Pine Solar, LLC
Piper Solar, LLC
Pipestone Solar, LLC
Placedo Solar, LLC
Pleasant Plains Solar, LLC
Plum Creek Wind Farm, LLC
Plum Creek Wind Farm 2, LLC
Portage Solar, LLC
Port of the Islands North, LLC[9]
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[1]
Prosperity Wind Farm, LLC
Prosperity Wind Farm 2, LLC
Radiance Solar, LLC[1]
Red Rock Solar SD, LLC
Red Wolf Solar, LLC
Regal Solar, LLC
Regal Solar 2, LLC
River North Solar, LLC
Robertson Solar, LLC
Rochester Solar, LLC[1]
Rock Ridge Wind Farm, LLC
Rocky Meadow Solar, LLC
Rolling Hills Solar, LLC
Ross County Solar, LLC[7]
Royal Solar, LLC
Royal Solar 2, LLC
Royerton Solar, LLC
Saddle Solar, LLC
Saginaw Bay Solar, LLC
Sandstone Creek Solar, LLC
Sandstone Creek Solar 2, LLC
Sapphire Sky Wind Farm, LLC
Scorpion Solar, LLC
Serenity Solar, LLC[1]
Shelby Solar, LLC
Sherco Solar, LLC[1]
Sherco Solar 2, LLC[1]
Silver City Solar, LLC
Simpson Solar, LLC (previously Geronimo White Pine Solar, LLC)
South Belleville Solar, LLC
South Macomb Solar, LLC
Spotlight Solar, LLC
Spring Brook Solar, LLC
Springfield Solar Farm, LLC
Spring River Solar, LLC
Stockton Solar, LLC
Stony Brook Wind, LLC
Stony Point Solar, LLC
Stove Creek Solar, LLC
Sturgis Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunray Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
Thacker Solar, LLC
The Brooklyn Union Gas Company[9]
The Narragansett Electric Company[13]
Tilton Solar, LLC
Torchlight Solar, LLC[1]
Transgas Inc.[3]
Tri-City Solar, LLC
Turquoise Solar, LLC
Uintah Solar, LLC
Unbridled Solar, LLC (previously Henderson Solar, LLC)
Union City Solar, LLC
Upper Hudson Development Inc.[9]
Valley Appliance and Merchandising Company[13]
34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued

Valley Solar, LLC
Vermont Green Line Devco, LLC (90%)[4]
Vibrant Solar, LLC
Virgo Community Solar Gardens, LLC[1]
Virtue Solar, LLC
Vivid Solar, LLC
Wallowa Solar, LLC
Wayfinder Group, Inc.[3]
Wayside Solar, LLC
Western Hemlock Solar, LLC
Wheatfield Solar, LLC
White Elm Wind Farm, LLC
Wild Springs Solar, LLC[1]
Wildcat Ridge Wind Farm, LLC
Wildhorse Creek Solar, LLC
Willard Solar, LLC
Williams County Solar, LLC
Wiregrass Solar, LLC
Wolf River Solar, LLC
Wonder Lake Solar, LLC
Woodlands Solar, LLC
Worthington Solar, LLC
Yellowbud Solar, LLC
Yellowhammer Solar, LLC
Young County Solar, LLC
Yucca Solar, LLC

Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia
National Grid Australia Pty Limited

Incorporated in Canada
Registered office: Stewart McKelvey LLP, c/o Charles Reagh, Queen’s Marque, 600-1741 Lower Water Street, Halifax, Nova Scotia, B3J 0J2, Canada
KeySpan Energy Development Co.

Incorporated in Hong Kong
Registered office: Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong
National Grid Hong Kong Limited†

Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited*†

Incorporated in Jersey
Registered office: 44 Esplanade, St Helier, JE4 9WG, Jersey, UK
National Grid Jersey Investments Limited*†
NG Jersey Limited*†

Incorporated in Luxembourg
Registered office: 412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL

Incorporated in the Netherlands
Registered office: Westblaak 89, 3012 KG Rotterdam, PO Box 21153, 3001 AD, Rotterdam, Netherlands
British Transco International Finance B.V.

Incorporated in the Republic of Ireland
Registered office: c/o Moore Stephens Nathans, Third Floor, Ulysses House, 23/24 Foley Street, Dublin, D01 W2T2, Ireland
National Grid Company (Ireland) Designated Activity Company*

1.Registered office: National Grid Renewables Development, LLC, 8400 Normandale Lake Blvd. Suite 1200, Bloomington, MN 55437, USA.
2.Registered office: National Registered Agents, Inc., 160 Greentree Drive, Suite 101, Dover DE 19904, USA.
3.Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.
4.Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.
5.Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, USA.
6.Registered office: National Registered Agents, Inc., 1999 Bryan St, Bryan Street, Dallas, Dallas County TX 75201, USA.
7.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware, 19801, USA.
8.Registered office: 60 Mine Lake Ct, Mine Lake Court, Suite 200, Raleigh, Wake County, NC 27615, USA.
9.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
10.Registered office: National Registered Agents, Inc., 30600 Telegraph Road, Suite 2345, Bingham Farms, MI 48025-5720, USA.
11.Registered office: Corporation Service Company, 84 State Street, Albany NY 12207, USA.
12.Registered office: One MetroTech Center, Brooklyn NY 11201, USA.
13.Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.

*    In liquidation.
**    Name change post 31 March 2021.
†    Entity is tax resident in the United Kingdom.
34. Subsidiary undertakings, joint ventures and associates continued
Joint ventures
A list of the Group’s joint ventures as at 31 March 2021 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting. Principal joint ventures are identified in bold.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
Joint Radio Company Limited (50%)[1]**
National Places LLP (50%)[2]
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†
St William Homes LLP (50%)[3]

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Bight Wind Holdings, LLC (30%)[4]
Clean Energy Generation, LLC (50%)
Emerald Energy Venture LLC (51%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[4]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291,
Paris La Defense, CEDEX, France
IFA2 SAS (50%)

Associates
A list of the Group’s associates as at 31 March 2021 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting. Principal associates are identified in bold.
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Line Energy Partners LLC (32%)[4]
Connecticut Yankee Atomic Power Company (19.5%)[5]
Direct Global Power, Inc. (26%)[4]
Energy Impact Fund LP (9.41%)[6]
KHB Venture LLC (33.33%)[7]
Maine Yankee Atomic Power Company (24%)[8]
Millennium Pipeline Company, LLC (26.25%)[4]
New York Transco LLC (28.3%)[9]
NYSEARCH RMLD, LLC (22.63%)
The Hive IV, LLC (28.2%)[4]
Yankee Atomic Electric Company (34.5%)[10]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2021 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡

1.    Registered office: Friars House, Manor House Drive, Coventry CV1 2TE, UK.
2.    Registered office: 80 Cheapside, London, EC2V 6EE, UK.
3.    Registered office: Berkeley House, 19 Portsmouth Road, Cobham, Surrey KT11 1JG, UK.
4.    Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
5.    Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
6.    Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, Sussex County, USA.
7.    Registered office: De Maximus Inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
8.    Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
9.    Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
10.    Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.

*    National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
**    National Grid Gas plc owns all £1.00 A Ordinary shares.
†    National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
‡    In administration.

Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2021:

Company name	Company number
NatGrid One Limited	5521240
Natgrid TW1 Limited	7579324
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid Twelve Limited	4355616
National Grid Twenty Three Limited	6999009
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 2 Limited	3784528
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432